Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses [Abstract]
Accrued clinical trial expense	$ 2,603	$ 2,644	$ 3,695
Accrued professional fees	2,053	2,866	1,328
Accrued wages, bonuses, commissions and vacation	4,083	4,991	4,361
Accruals for construction in progress	18	171	4,151
Deferred rent	262	292	258
Other	2,109	2,487	596
Total	$ 11,128	$ 13,451	$ 14,389